Long-Term Deposits	12 Months Ended
Sep. 30, 2023
Long Term Deposits [Abstract]
LONG-TERM DEPOSITS	8. LONG-TERM DEPOSITS
	As of September 30,
	2023	2022
	$	$
Security deposits	29,962	83,566
The security deposits are for the leases of headquarters, parking spaces, employee dormitories, and showrooms.